Organization and Description of Business (Details)	Apr. 07, 2025 $ / shares
Before Share Combination [Member]
Organization and Description of Business [Line Items]
Par value of share combination	$ 0.021848
After Share Combination [Member]
Organization and Description of Business [Line Items]
Par value of share combination	$ 0.43696